Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HSBC FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000798290
Document Creation Date	dei_DocumentCreationDate	Aug. 19, 2015
Document Effective Date	dei_DocumentEffectiveDate	Aug. 21, 2015
Prospectus Date	rr_ProspectusDate	Aug. 21, 2015